Borrowings	6 Months Ended
Jul. 31, 2019
Borrowings - Disclosure Of Detailed Information About Borrowings
Borrowings

12	Borrowings

	31 July 2019 NZ $000’s	31 January 2019 NZ $000’s
Current
Secured liabilities:
Bank Loans	20,000	20,000
Debt issuance costs in relation to bank loan	-	(270)
Convertible notes	4,681	-
Other loan	1,294	1,237
	25,975	20,967

The fair value of borrowings is not considered to be materially different to their carrying amounts.

(a)	Bank loans and loan covenants

The term loan facility of $20m has been extended to 31 December 2019. At 31 July 2019 the balance of the term loan facility was NZD$20m.

The current interest rate on this loan is 5.66% (31 January 2019: 5.55%) per annum.

Bank of New Zealand has the first ranking charge over all assets of the Company. Under the terms of the major borrowing facility, the facility covenants were reset at 1 May 2019 after breaches of covenants during the period, and is currently subject to a minimum monthly inventory-bank debt cover ratio of 1.2. This ratio has been breached every month through to the date of signing of these reports, triggering an event of review. The bank has not taken any further action but is monitoring the situation.

(b)	Convertible notes

On 13 May 2019, the Company completed a private placement of a secured convertible note to a private investor for a purchase price of US$3.32 million, at an interest rate of 10% per annum, compounded daily, maturing on 13 November, 2020. We have the right to prepay the note, subject to a 15% premium. The note is secured by a second priority security interest over all assets and is subordinated to the BNZ bank debt. The noteholder has the right to convert the Note into Naked ordinary shares at a price of US$0.90 per share, and from 13 December 2019, has the right to redemption of any portion of the note, up to a maximum of US$400,000 per month.

The amount owing under the convertible notes has been classified as a current borrowing and amounted to $4.7 million as at 31 July 2019 (31 January 2019: $nil).

(c)	Other loans

This loan existed at 31 January 2019 and is no longer convertible, but remains payable at a future date.

The amount owing under the loan has been classified as a current borrowing and amounted to $1.3 million as at 31 July 2019 (31 January 2019: $1.2m).

(d)	Guarantees

A total of NZ$ 1.016m guarantees and financial instruments are covered under the BNZ bank facility.